AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 96.6%
Communication Services - 2.8%
IAC, Inc.*	175,600	$8,848,484
Pinterest, Inc., Class A*	558,400	15,093,552
Take-Two Interactive Software, Inc.*	62,300	8,746,297

Total Communication Services		32,688,333
Consumer Discretionary - 11.2%
Aptiv PLC (Ireland)*	147,900	14,581,461
Brunswick Corp.	234,400	18,517,600
Five Below, Inc.*	69,600	11,198,640
Floor & Decor Holdings, Inc., Class A*,1	152,300	13,783,150
O'Reilly Automotive, Inc.*	33,000	29,992,380
Pool Corp.	35,150	12,516,915
Ross Stores, Inc.	166,000	18,749,700
Tractor Supply Co.	56,900	11,553,545

Total Consumer Discretionary		130,893,391
Consumer Staples - 1.4%
BJ's Wholesale Club Holdings, Inc.*	228,500	16,308,045
Energy - 3.6%
Cheniere Energy, Inc.	162,200	26,918,712
Pioneer Natural Resources Co.	64,800	14,874,840

Total Energy		41,793,552
Financials - 7.4%
Brown & Brown, Inc.	156,300	10,915,992
Interactive Brokers Group, Inc., Class A	211,700	18,324,752
Nasdaq, Inc.	79,600	3,867,764
RenaissanceRe Holdings, Ltd. (Bermuda)	122,200	24,185,824
TPG, Inc.[1]	576,720	17,370,806
WEX, Inc.*	61,300	11,529,917

Total Financials		86,195,055
Health Care - 18.4%
Argenx SE, ADR (Netherlands)*	27,700	13,618,151
Ascendis Pharma A/S, ADR (Denmark)*	126,800	11,873,552
Cencora, Inc.	143,200	25,771,704
Chemed Corp.	46,525	24,179,043
Dexcom, Inc.*	202,300	18,874,590
Encompass Health Corp.	216,600	14,546,856
Envista Holdings Corp.*	355,100	9,900,188
ICON PLC (Ireland)*	58,300	14,356,375
IDEXX Laboratories, Inc.*	51,900	22,694,313
Legend Biotech Corp., ADR *	226,900	15,240,873
Repligen Corp.*,1	35,148	5,588,883
Shockwave Medical, Inc.*	34,100	6,789,310
	Shares	Value

Stevanato Group S.P.A. (Italy)	501,045	$14,891,057
Veeva Systems, Inc., Class A*	82,600	16,804,970

Total Health Care		215,129,865
Industrials - 18.4%
AMETEK, Inc.	111,800	16,519,568
Carlisle Cos., Inc.	54,900	14,233,374
Cintas Corp.	60,300	29,004,903
Copart, Inc.*	372,000	16,029,480
Equifax, Inc.	67,900	12,437,922
GFL Environmental, Inc. (Canada)	548,104	17,407,783
Knight-Swift Transportation Holdings, Inc.	210,700	10,566,605
Nordson Corp.	47,000	10,488,990
Paylocity Holding Corp.*	67,300	12,228,410
Rockwell Automation, Inc.	37,500	10,720,125
Verisk Analytics, Inc., Class A	100,000	23,624,000
Waste Connections, Inc. (Canada)	216,775	29,112,883
Watsco, Inc.[1]	30,700	11,596,004

Total Industrials		213,970,047
Information Technology - 29.4%
Amphenol Corp., Class A	237,400	19,939,226
Aspen Technology, Inc.*	59,000	12,051,340
Bentley Systems, Inc., Class B	340,300	17,069,448
Crowdstrike Holdings, Inc., Class A*	128,600	21,525,068
CyberArk Software, Ltd. (Israel)*	75,200	12,315,504
Elastic, N.V.*	163,700	13,298,988
Gartner, Inc.*	91,525	31,448,905
HashiCorp, Inc., Class A*	474,000	10,821,420
HubSpot, Inc.*	40,200	19,798,500
Keysight Technologies, Inc.*	64,745	8,566,411
Lattice Semiconductor Corp.*	101,900	8,756,267
Marvell Technology, Inc.	181,560	9,827,843
Microchip Technology, Inc.	245,800	19,184,690
Monolithic Power Systems, Inc.	32,600	15,061,200
Nice, Ltd., Sponsored ADR (Israel)*,1	89,800	15,266,000
Palo Alto Networks, Inc.*	126,617	29,684,090
Samsara, Inc., Class A*	176,600	4,452,086
Smartsheet, Inc., Class A*	335,400	13,570,284
Synopsys, Inc.*	57,465	26,374,711
Teradyne, Inc.	178,600	17,942,156
Tyler Technologies, Inc.*	40,600	15,677,284

Total Information Technology		342,631,421
Materials - 2.4%
Martin Marietta Materials, Inc.	42,000	17,240,160

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
	Shares	Value
Materials - 2.4% (continued)
RPM International, Inc.	116,700	$11,064,327

Total Materials		28,304,487
Real Estate - 1.6%
CoStar Group, Inc.*	240,400	18,484,356

Total Common Stocks (Cost $828,303,942)		1,126,398,552

	Principal Amount
Short-Term Investments - 4.4%
Joint Repurchase Agreements - 1.5%[2]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $4,274,096 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $4,357,621)	$4,272,177	4,272,177
Cantor Fitzgerald Securities, Inc., dated 09/29/23, due 10/02/23, 5.320% total to be received $3,212,212 (collateralized by various U.S. Government Agency Obligations, 1.500% - 7.500%, 05/01/25 - 03/15/65, totaling $3,275,005)	3,210,789	3,210,789
Industrial and Commercial Bank of China Financial Services LLC, dated 09/29/23, due 10/02/23, 5.330% total to be received $1,952,537 (collateralized by various U.S. Treasuries, 0.000% - 7.500%, 10/31/23 - 02/15/53, totaling $1,990,703)	1,951,670	1,951,670
Mirae Asset Securities USA, Inc., dated 09/29/23, due 10/02/23, 5.370% total to be received $3,295,474 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 1.500% - 7.449%, 02/15/25 - 04/20/71, totaling $3,361,384)	3,294,000	3,294,000
	Principal Amount	Value

Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $349,157 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $355,980)	$349,000	$349,000
State of Wisconsin Investment Board, dated 09/29/23, due 10/02/23, 5.380% total to be received $4,361,318 (collateralized by various U.S. Treasuries, 0.125% - 3.875%, 07/15/25 - 02/15/51, totaling $4,446,553)	4,359,364	4,359,364

Total Joint Repurchase Agreements		17,437,000

	Shares
Other Investment Companies - 2.9%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.22%[3]	13,829,595	13,829,595
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.30%[3]	20,744,393	20,744,393

Total Other Investment Companies		34,573,988

Total Short-Term Investments (Cost $52,010,988)		52,010,988
Total Investments - 101.0% (Cost $880,314,930)		1,178,409,540
Other Assets, less Liabilities - (1.0)%		(12,156,804)
Net Assets - 100.0%		$1,166,252,736

*	Non-income producing security.
[1]	Some of these securities, amounting to $36,237,027 or 3.1% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2023, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

ADR	American Depositary Receipt

AMG TimesSquare Mid Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$1,126,398,552	—	—	$1,126,398,552
Short-Term Investments
Joint Repurchase Agreements	—	$17,437,000	—	17,437,000
Other Investment Companies	34,573,988	—	—	34,573,988
Total Investments in Securities	$1,160,972,540	$17,437,000	—	$1,178,409,540

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$36,237,027	$17,437,000	$19,415,104	$36,852,104
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	11/30/23-02/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.